SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 15:-	SEGMENT INFORMATION

Historically, the Company had two operating segments, which also represented its reportable segments. The Integrated Solutions Division (“Projects” segment) and Senstar Product division (“Products” segment). On June 30, 2021, the Projects segment was sold (see note 1b). Therefore, the results of the Company’s Projects segment were classified as discontinued operations in the Company’s consolidated statements of operations and thus excluded from both continuing operations and segment results for all periods presented. Accordingly, the Company now have one reportable segment with the change reflected in all periods presented.

Geographical information:

The following is a summary of revenues within geographic areas based on end customers’ location and long-lived assets:

1.          Revenues:

	Year ended December 31,
	2023	2022	2021

North America	$14,835	$16,042	$15,902
Europe	11,393	10,396	8,913
APAC	3,863	6,571	8,387
South and Latin America	2,197	1,334	1,296
Israel	302	1,195	317
Others	202	20	101

	$32,792	$35,558	$34,916

2.          Long-lived assets:

	December 31,
	2023	2022

Israel	$65	$170
Europe	1,382	1,268
USA	1,791	1,764
Canada	11,164	11,375
Others	-	69

	$14,402	$14,646

Long-lived assets include operating lease right-of-use assets, property and equipment, net, intangible assets, net and goodwill.